SCHEDULE OF FORTH THE SHARE OPTIONS ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding beginning balance	2,404,681	2,411,281
Weighted Average Exercise Price, Outstanding beginning balance	$ 0.79	$ 0.80
Weighted Average Remaining Contractual Life, Outstanding	5 years 7 months 2 days	2 years 11 months 23 days	3 years 11 months 26 days
Aggregate Intrinsic Value, Outstanding beginning balance	$ 7,671	$ 7,427
Number of options, Forfeited	(8,800)	(6,600)
Weighted Average Exercise Price, Forfeited	$ 1.74	$ 1.24
Number of options granted	1,965,500
Weighted Average Exercise Price, Granted		$ 1.92
Number of options, Outstanding ending balance	4,361,381	2,404,681	2,411,281
Weighted Average Exercise Price, Outstanding ending balance	$ 1.30	$ 0.79	$ 0.80
Aggregate Intrinsic Value, Outstanding ending balance	$ 6,407	$ 7,671	$ 7,427
Number of options, Vested and expected to vest	4,361,381
Weighted Average Exercise Price, Vested and expected to vest	$ 1.30
Weighted Average Remaining Contractual Life, Vested and expected to vest	5 years 7 months 2 days
Aggregate Intrinsic Value, vested or expected to be vested	$ 6,407
Number of options, Exercisable	3,351,381
Weighted Average Exercise Price, Exercisable	$ 1.14
Weighted Average Remaining Contractual Life, Exercisable	4 years 3 months 7 days
Aggregate Intrinsic Value, exercisable	$ 5,453